Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred Income Taxes
e.	Deferred income taxes

Provided in respect of the following:

	December 31
	2014	2013
	$ in thousands
Provision for vacation pay	801	682
Accrued severance pay	2,860	3,365
Carryforward tax losses	57,426	63,276
Research and development costs	5,280	5,438
Taxes on undistributed income of Israeli subsidiary	(2,148)	(2,406)
Intangible assets	(19,135)	(4,160)
Other	1,705	2,851

	46,789	69,046
Less - valuation allowance*	45,694	48,228

	1,095	20,818

Changes in Valuation Allowance
*	The changes in the valuation allowance are comprised as follows:

	Year ended December 31
	2014	2013	2012
	$ in thousands
Balance at beginning of year	48,228	51,595	26,068
Additions (reductions) during the year	(2,534)	(3,367)	25,527

Balance at end of year	45,694	48,228	51,595

Deferred Taxes Included in Balance Sheets

Deferred taxes are included in the balance sheets as follows:

	December 31
	2014	2013
	$ in thousands
Assets:
Current deferred income taxes	8,213	8,094
Non-current deferred income taxes	13,067	15,130

	21,280	23,224

Liability-
Non-current deferred income taxes	20,185	2,406

	1,095	20,818

Taxes on Income Included in Statements of Operations
f.	Taxes on income included in the statements of operations

As follows:

	Year ended December 31
	2014	2013	2012
	$ in thousands
Current:
Israeli	(665)	(78)	578
Non-Israeli	4,652	8,563	5,318

	3,987	8,485	5,896

Deferred:
Israeli	954	255	(4,985)
Non-Israeli	(1,522)	(1,813)	(455)

	(568)	(1,558)	(5,440)

Total income taxes expense	3,419	6,927	456

Reconciliation of Theoretical Tax Expense

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax expense:

	Year ended December 31
	2014	2013	2012
	$ in thousands
Income (loss) from continuing operations before taxes on income*	39,100	46,340	(45,916)

Theoretical tax expense (benefit) on the above amount	10,362	11,585	(11,479)
Different tax rates arising from approved enterprises	1,278	(1,365)	(2,495)

	11,640	10,220	(13,974)
Increase (decrease) in taxes resulting from:
Different tax rates applicable to non-Israeli subsidiaries	(5,784)	(199)	(9,141)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	228	(443)	(173)
Deferred taxes on losses for which valuation allowance was provided			(1,529)
Other	(131)	716	(254)
Net change in valuation allowance	(2,534)	(3,367)	25,527

Actual tax expense	3,419	6,927	456

*As follows:
Taxable in Israel	(7,746)	4,390	(3,885)
Taxable outside Israel	46,846	41,950	(42,031)

	39,100	46,340	(45,916)

Roll-forward of Total Amounts of Company's Unrecognized Tax Benefits

Following is a roll-forward of the total amounts of the Company’s unrecognized tax benefits at the beginning and the end of the years ending on December 31, 2014, 2013 and 2012 (not including interest or penalties):

	Year ended December 31
	2014	2013	2012
	$ in thousands
Balance at beginning of year	19,633	19,016	18,301
Increases in unrecognized tax benefits as a result of tax positions taken during the year	1,412	2,376	1,821
Increase (decrease) in unrecognized tax benefits as a result of tax positions taken during a prior year		(869)	(121)
Decreases in unrecognized tax benefits as a result of statute of limitations expirations and tax audits	(2,358)	(890)	(985)

Balance at end of year	*18,687	*19,633	*19,016

*	Of which $5,275,000 at December 31, 2014, $3,274,000 at December 31, 2013 and $3,348,000 at December 31, 2012 are classified as short term liabilities.